Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restaurant		Dec. 31, 2012 Automotive parts and service less than 3%		Dec. 31, 2012 Restaurants less than 3%	Dec. 31, 2012 Restaurants less than 3% Minimum		Dec. 31, 2012 Restaurants less than 3% Maximum
Mortgage Loans on Real Estate [Line Items]
Stated interest rate				9.35%		9.23%			9.00%		9.85%
Final maturity date				Dec. 01, 2026	[1]	Mar. 01, 2021	[1]		Jul. 01, 2016	[1]	Jul. 01, 2028	[1]
Periodic payment terms				Principal & Interest	[2]	Principal & Interest	[3]		Principal & Interest	[4]	Principal & Interest	[4]
Face amount	$ 51,914			$ 3,000		$ 20,000		$ 28,914
Carrying amount of mortgages	$ 44,916	$ 54,644	$ 56,382	$ 2,703		$ 17,100		$ 25,113

[1]	Reflects current maturity of the investment and does not consider any options to extend beyond the current maturity
[2]	Balloon payment of $2.6 million at maturity
[3]	Balloon payment of $6.8 million at maturity
[4]	Balloon payment of $12.2 million at maturity